Schedule of Investments (unaudited)	iShares® iBonds® 2031 Term High Yield and Income ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.8%
Lamar Media Corp., 3.63%, 01/15/31	$40	$35,528
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/31(a)	40	41,920
		77,448
Aerospace & Defense — 1.6%
Bombardier Inc., 7.25%, 07/01/31(a)	80	82,401
TransDigm Inc., 7.13%, 12/01/31(a)	80	83,183
		165,584
Apparel — 1.1%
Crocs Inc., 4.13%, 08/15/31(a)	40	35,131
Hanesbrands Inc., 9.00%, 02/15/31(a)	40	42,307
Levi Strauss & Co., 3.50%, 03/01/31(a)	40	34,838
		112,276
Auto Manufacturers — 1.1%
Allison Transmission Inc., 3.75%, 01/30/31(a)	80	71,382
JB Poindexter & Co. Inc., 8.75%, 12/15/31(a)	40	42,105
		113,487
Auto Parts & Equipment — 1.1%
Adient Global Holdings Ltd., 8.25%, 04/15/31(a)	40	42,065
Goodyear Tire & Rubber Co. (The)
5.25%, 04/30/31	40	37,301
5.25%, 07/15/31	40	37,386
		116,752
Banks — 0.9%
Dresdner Funding Trust I, 8.15%, 06/30/31(a)	80	87,158

Building Materials — 2.9%
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.75%, 07/15/31(a)	20	20,402
Knife River Corp., 7.75%, 05/01/31(a)	40	42,049
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	80	86,213
Standard Industries Inc./NJ, 3.38%, 01/15/31(a)	80	68,407
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 01/15/31(a)	80	83,435
		300,506
Chemicals — 1.5%
Ashland Inc., 3.38%, 09/01/31(a)	40	34,508
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)	40	41,951
Consolidated Energy Finance SA, 12.00%, 02/15/31(a)	40	39,992
WR Grace Holdings LLC, 7.38%, 03/01/31(a)	40	41,057
		157,508
Commercial Services — 7.2%
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	120	122,123
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 8.00%, 02/15/31(a)	40	39,710
Block Inc., 3.50%, 06/01/31	80	69,440
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	175	184,106
GEO Group Inc. (The), 10.25%, 04/15/31	40	42,880
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31(a)	20	18,659
Service Corp. International/U.S., 4.00%, 05/15/31	80	72,145
TriNet Group Inc., 7.13%, 08/15/31(a)	40	41,226
United Rentals North America Inc., 3.88%, 02/15/31	80	72,278
Valvoline Inc., 3.63%, 06/15/31(a)	40	34,977
Williams Scotsman Inc., 7.38%, 10/01/31(a)	40	41,581
		739,125
Security	Par (000)	Value

Computers — 1.4%
Fortress Intermediate 3 Inc., 7.50%, 06/01/31(a)	$60	$61,520
Seagate HDD Cayman
4.13%, 01/15/31	40	36,232
8.50%, 07/15/31	40	43,359
		141,111
Cosmetics & Personal Care — 0.3%
Prestige Brands Inc., 3.75%, 04/01/31(a)	40	35,284

Distribution & Wholesale — 0.8%
Ritchie Bros Holdings Inc., 7.75%, 03/15/31(a)	80	84,217

Diversified Financial Services — 5.8%
Burford Capital Global Finance LLC, 9.25%, 07/01/31(a)	40	42,701
Coinbase Global Inc., 3.63%, 10/01/31(a)	40	33,272
Freedom Mortgage Holdings LLC, 9.13%, 05/15/31(a)	40	39,349
Jane Street Group/JSG Finance Inc., 7.13%, 04/30/31(a)	120	124,450
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/31(a)	40	41,521
Nationstar Mortgage Holdings Inc., 5.75%, 11/15/31(a)	40	38,191
Navient Corp., 11.50%, 03/15/31	40	44,270
OneMain Finance Corp., 7.50%, 05/15/31	60	61,693
PennyMac Financial Services Inc., 5.75%, 09/15/31(a)	40	38,251
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 3.88%, 03/01/31(a)	100	88,874
StoneX Group Inc., 7.88%, 03/01/31(a)	40	41,644
		594,216
Electric — 4.5%
Calpine Corp.
3.75%, 03/01/31(a)	80	71,153
5.00%, 02/01/31(a)	80	75,579
Clearway Energy Operating LLC, 3.75%, 02/15/31(a)	80	70,914
NRG Energy Inc., 3.63%, 02/15/31(a)	80	70,020
Pike Corp., 8.63%, 01/31/31(a)	40	43,044
Vistra Operations Co. LLC, 7.75%, 10/15/31(a)	120	126,800
		457,510
Electronics — 0.9%
Atkore Inc., 4.25%, 06/01/31(a)	40	35,750
Sensata Technologies Inc., 3.75%, 02/15/31(a)	60	53,023
		88,773
Engineering & Construction — 0.4%
Artera Services LLC, 8.50%, 02/15/31(a)	40	40,980

Entertainment — 4.3%
Churchill Downs Inc., 6.75%, 05/01/31(a)	40	40,599
Light & Wonder International Inc., 7.50%, 09/01/31(a)	40	41,702
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)	40	41,451
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/31(a)	60	42,677
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/06/31(a)	40	34,977
Six Flags Entertainment Corp., 7.25%, 05/15/31(a)	80	82,320
WMG Acquisition Corp., 3.00%, 02/15/31(a)	80	68,993
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/31(a)	80	83,368
		436,087
Environmental Control — 1.2%
Clean Harbors Inc., 6.38%, 02/01/31(a)	40	40,488
GFL Environmental Inc., 6.75%, 01/15/31(a)	80	82,210
		122,698

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2031 Term High Yield and Income ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food — 1.7%
Fiesta Purchaser Inc., 7.88%, 03/01/31(a)	$40	$41,717
Ingles Markets Inc., 4.00%, 06/15/31(a)	40	35,294
Post Holdings Inc., 4.50%, 09/15/31(a)	80	72,701
Safeway Inc., 7.25%, 02/01/31	20	21,333
		171,045
Health Care - Products — 0.6%
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)	60	61,336

Health Care - Services — 4.0%
Charles River Laboratories International Inc., 4.00%, 03/15/31(a)	40	36,357
CHS/Community Health Systems Inc., 4.75%, 02/15/31(a)	80	65,823
DaVita Inc., 3.75%, 02/15/31(a)	120	103,835
Encompass Health Corp., 4.63%, 04/01/31	40	37,303
Tenet Healthcare Corp.
6.75%, 05/15/31	120	123,301
6.88%, 11/15/31	40	42,782
		409,401
Holding Companies - Diversified — 1.0%
Stena International SA
7.25%, 01/15/31(a)	55	56,175
7.63%, 02/15/31(a)	40	41,218
		97,393
Home Builders — 0.6%
Beazer Homes USA Inc., 7.50%, 03/15/31(a)	20	20,311
KB Home, 4.00%, 06/15/31	40	36,220
		56,531
Home Furnishings — 0.6%
Tempur Sealy International Inc., 3.88%, 10/15/31(a)	65	56,001

Household Products & Wares — 0.9%
Central Garden & Pet Co., 4.13%, 04/30/31(a)	40	35,524
Kronos Acquisition Holdings Inc./KIK Custom Products Inc., 8.25%, 06/30/31(a)	50	50,421
Spectrum Brands Inc., 3.88%, 03/15/31(a)	8	6,719
		92,664
Housewares — 0.3%
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/31	40	35,325

Insurance — 5.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/31(a)	120	122,150
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	80	81,157
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	40	41,248
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 02/15/31(a)	80	80,214
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	240	246,183
		570,952
Internet — 0.3%
Match Group Holdings II LLC, 3.63%, 10/01/31(a)	40	34,532

Iron & Steel — 0.8%
ATI Inc., 5.13%, 10/01/31	40	37,793
Cleveland-Cliffs Inc., 4.88%, 03/01/31(a)	25	22,820
Commercial Metals Co., 3.88%, 02/15/31	20	17,950
		78,563
Leisure Time — 1.2%
Amer Sports Co., 6.75%, 02/16/31(a)	60	59,563
Security	Par (000)	Value

Leisure Time (continued)
Viking Cruises Ltd., 9.13%, 07/15/31(a)	$60	$65,430
		124,993
Lodging — 2.1%
Boyd Gaming Corp., 4.75%, 06/15/31(a)	80	73,659
Hilton Domestic Operating Co. Inc., 4.00%, 05/01/31(a)	80	72,538
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 4.88%, 07/01/31(a)	40	35,993
Station Casinos LLC, 4.63%, 12/01/31(a)	40	36,479
		218,669
Machinery — 0.4%
Chart Industries Inc., 9.50%, 01/01/31(a)	40	43,453

Manufacturing — 0.3%
Hillenbrand Inc., 3.75%, 03/01/31	40	35,072

Media — 6.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	240	204,299
7.38%, 03/01/31(a)	80	80,850
CSC Holdings LLC, 4.50%, 11/15/31(a)	75	51,547
Gray Television Inc., 5.38%, 11/15/31(a)	100	64,586
Sirius XM Radio Inc., 3.88%, 09/01/31(a)	120	100,224
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	95	86,100
Univision Communications Inc., 8.50%, 07/31/31(a)	40	39,611
		627,217
Mining — 3.2%
Alcoa Nederland Holding BV, 7.13%, 03/15/31(a)	80	82,532
Arsenal AIC Parent LLC, 11.50%, 10/01/31(a)	40	44,799
FMG Resources August 2006 Pty. Ltd., 4.38%, 04/01/31(a)	120	108,426
Kaiser Aluminum Corp., 4.50%, 06/01/31(a)	40	35,464
Novelis Corp., 3.88%, 08/15/31(a)	60	52,856
		324,077
Oil & Gas — 5.5%
Civitas Resources Inc., 8.75%, 07/01/31(a)	120	129,207
CNX Resources Corp., 7.38%, 01/15/31(a)	40	41,315
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(a)	40	42,029
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 02/01/31(a)	40	38,874
Nabors Industries Inc., 8.88%, 08/15/31(a)	25	25,468
Northern Oil & Gas Inc., 8.75%, 06/15/31(a)	40	42,210
Permian Resources Operating LLC, 9.88%, 07/15/31(a)	40	44,554
Talos Production Inc., 9.38%, 02/01/31(a)	40	42,416
Transocean Inc.
7.50%, 04/15/31	30	28,923
8.50%, 05/15/31(a)	80	81,907
Viper Energy Inc., 7.38%, 11/01/31(a)	40	42,013
		558,916
Oil & Gas Services — 0.2%
Star Holding LLC, 8.75%, 08/01/31(a)	25	24,625

Packaging & Containers — 1.5%
Ball Corp., 3.13%, 09/15/31	80	68,387
Owens-Brockway Glass Container Inc., 7.25%, 05/15/31(a)	40	39,523
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(a)	40	41,637
		149,547
Pharmaceuticals — 2.3%
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)	80	84,357

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2031 Term High Yield and Income ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, 04/30/31(a)	$160	$146,993
		231,350
Pipelines — 5.6%
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	120	115,303
DT Midstream Inc., 4.38%, 06/15/31(a)	80	73,742
EQM Midstream Partners LP, 4.75%, 01/15/31(a)	80	75,557
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 09/01/31(a)	40	37,708
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(a)	100	91,006
Venture Global LNG Inc., 8.38%, 06/01/31(a)	175	183,838
		577,154
Real Estate — 1.1%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)	40	43,063
Howard Hughes Corp. (The), 4.38%, 02/01/31(a)	40	35,741
Kennedy-Wilson Inc., 5.00%, 03/01/31	40	33,745
		112,549
Real Estate Investment Trusts — 2.9%
Diversified Healthcare Trust, 4.38%, 03/01/31	40	30,511
Iron Mountain Inc., 4.50%, 02/15/31(a)	80	73,574
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 07/15/31(a)	15	15,345
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 03/15/31	105	69,025
Service Properties Trust, 8.63%, 11/15/31(a)	80	85,118
Vornado Realty LP, 3.40%, 06/01/31	30	24,408
		297,981
Retail — 4.1%
Gap Inc. (The), 3.88%, 10/01/31(a)	60	50,452
Kohl’s Corp., 4.63%, 05/01/31	40	32,655
LCM Investments Holdings II LLC, 8.25%, 08/01/31(a)	80	83,806
Lithia Motors Inc., 4.38%, 01/15/31(a)	40	36,046
Murphy Oil USA Inc., 3.75%, 02/15/31(a)	40	35,559
Nordstrom Inc., 4.25%, 08/01/31	40	35,656
Sonic Automotive Inc., 4.88%, 11/15/31(a)	40	35,778
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	40	36,279
Yum! Brands Inc., 3.63%, 03/15/31	80	71,401
		417,632
Software — 2.7%
Open Text Holdings Inc., 4.13%, 12/01/31(a)	40	35,650
Security	Par (000)	Value

Software (continued)
Twilio Inc., 3.88%, 03/15/31	$40	$35,896
UKG Inc., 6.88%, 02/01/31(a)	200	205,428
		276,974
Telecommunications — 3.7%
Frontier Communications Holdings LLC, 8.63%, 03/15/31(a)	60	62,859
Iliad Holding SASU, 8.50%, 04/15/31(a)	80	83,149
Viasat Inc., 7.50%, 05/30/31(a)	60	44,120
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	105	88,958
4.75%, 07/15/31(a)	110	94,430
		373,516
Transportation — 0.8%
GN Bondco LLC, 9.50%, 10/15/31(a)	40	37,737
XPO Inc., 7.13%, 06/01/31(a)	40	41,265
		79,002
Trucking & Leasing — 0.4%
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 05/01/31(a)	40	41,285

Total Long-Term Investments — 98.3%
(Cost: $9,914,931)		10,048,475

	Shares

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(b)(c)	10,000	10,000

Total Short-Term Securities — 0.1%
(Cost: $10,000)		10,000

Total Investments — 98.4%
(Cost: $9,924,931)		10,058,475

Other Assets Less Liabilities — 1.6%		165,225

Net Assets — 100.0%		$10,223,700

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/22/24	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—		$10,000	(b)	$—	$—	$—	$10,000	10,000	$587	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2031 Term High Yield and Income ETF
July 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$10,048,475	$—	$10,048,475
Short-Term Securities
Money Market Funds	10,000	—	—	10,000
	$10,000	$10,048,475	$—	$10,058,475

4